May 5, 2021

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street NE

Washington, DC 20549

RE: Longleaf Partners Funds Trust

1933 Act File #33-10472

1940 Act File #811-04923

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), the undersigned on behalf of Longleaf Partners Funds Trust (the “Registrant”) hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) under the Securities Act would not have differed from that contained in the Registrant’s most recent post-effective amendment to its registration statement. The text of such amendment to the registration statement was filed electronically with the Securities and Exchange Commission on April 30, 2021 under Rule 485(b) under the Securities Act as Post-Effective Amendment #60.

Sincerely,

/s/ Andrew R. McCarroll
Andrew R. McCarroll
General Counsel & Principal
Southeastern Asset Management, Inc.
Functioning as principal legal officer under agreements with Longleaf Partners Funds Trust and its separate Series